Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	$ 205
2024	520	$ 1,040
2025	298	383
2026	55	161
2027	0	0
Thereafter	0
Intangible assets, net	$ 1,078	$ 1,584	$ 1,782